Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents	$ 131,764	$ 126,676	$ 103,986	$ 87,182	$ 125,781	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Long-term investments - warrants held	427
Convertible note receivable	24,333		21,856
Long-term investments - common shares held	262,371		309,757	$ 216,319
Class Action Settlement Recoverable	41,500		41,500
Total financial assets	464,171		484,668
Financial liabilities
Accounts payable and accrued liabilities	9,447		11,794
Bank debt	640,500		874,500
Pension liability	1,078		810
Total financial liabilities	692,525		928,604
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	131,764		103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Long-term investments - warrants held	427		0
Convertible note receivable	24,333		21,856
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	262,371		309,757
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	532		431
Other accounts receivable	408		2,788
Class Action Settlement Recoverable	41,500		41,500
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	9,447		11,794
Bank debt	640,500		874,500
Pension liability	1,078		810
Class Action Settlement	$ 41,500		$ 41,500